UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23338

FS Multi-Alternative Income Fund
(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman
FS Multi-Alternative Income Fund
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150
Date of fiscal year end: October 31
Date of reporting period: April 30, 2019

Item 1.   Reports to Stockholders.
The semi-annual report (“Semi-Annual Report”) of FS Multi-Alternative Income Fund (the “Fund”) for the six months ended April 30, 2019 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (“1940 Act”), is as follows:

FS Multi-Alternative Income Fund
Electronic Reports Disclosure—Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of FS Multi-Alternative Income Fund’s (the “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly may elect to receive shareholder reports and other communications from the Fund electronically by calling (877) 628-8575 or emailing service@fsinvestments.com to make such arrangements. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.
You may elect to receive all future reports in paper free of charge. Shareholders who hold accounts directly may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (877) 628-8575 or emailing service@fsinvestments.com. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the fund complex if you hold accounts directly or to all funds held in your account if you invest through your financial intermediary.

FS Multi-Alternative Income Fund
PORTFOLIO REVIEW
The following tables summarize the portfolio composition, industry classification and top 10 holdings of our investment portfolio as of April 30, 2019 (unaudited):
Portfolio composition (by fair value)
Real Estate Funds	18%
Senior Secured Loans—First Lien	24%
Senior Secured Loans—Second Lien	5%
Senior Secured Bonds	15%
Unsecured Bonds	23%
CLO/Structured Credit	13%
Short-Term Investments	2%
100%
Top 10 Holdings (by fair value)
Brookfield Premier Real Estate Partners	6%
Clarion Lion Properties Fund	6%
CBRE U.S. Core Partners, LP	6%
Puerto Rico Sales Tax Financing Corp.	2%
Liberty Interactive LLC	2%
Frontier Communications Corp.	2%
Genesys/Greeneden Lux/US	2%
Belk, Inc.	1%
APX Group, Inc.	1%
Altice Europe N.V.	1%
Industry classification (by fair value)
Real Estate	18%
USD CLO	7%
Media Entertainment	5%
EUR CLO	5%
Retailers	4%
Telecommunications	4%
Chemicals	3%
Oil & Gas	3%
Consumer Cyclical Services	3%
Municipal	3%
Technology	3%
Retail	3%
Healthcare	3%
Software	2%
Energy Midstream	2%
Oil & Gas Services	2%
Midstream	2%
Aerospace/Defense	2%
Pharmaceuticals	2%
Commercial Services	2%
Machinery–Construction & Mining	2%
Short-Term Investments	2%
Other	18%
100%

FS Multi-Alternative Income Fund
OFFICERS AND BOARD OF TRUSTEES
Officers

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

EDWARD T. GALLIVAN, JR.
Chief Financial Officer & Treasurer

STEPHEN S. SYPHERD
General Counsel & Secretary

JAMES F. VOLK
Chief Compliance Officer	Board of Trustees

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

DAVID J. ADELMAN
Vice-Chairman
President & Chief Executive Officer, Campus Apartments, Inc.

HOLLY E. FLANAGAN
Trustee
Managing Director, Gabriel Investments

BRIAN R. FORD
Trustee
Retired Partner, Ernst & Young LLP

DANIEL J. HILFERTY III
Trustee
Chief Executive Officer,
Independence Health Group

FS Multi-Alternative Income Fund
Semi-Annual Report for the Six Months Ended April 30, 2019

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Industry	Number of Shares	Cost	Fair Value(c)
Real Estate Funds—19.8%
Brookfield Premier Real Estate Partners	Real Estate	1,599	$2,061	$2,102
CBRE U.S. Core Partners, LP	Real Estate	1,452,278	2,069	2,087
Clarion Lion Properties Fund	Real Estate	1,371	2,045	2,096
RREEF Core Plus Industrial Fund	Real Estate	2,395	300	303
Total Real Estate Funds			6,475	6,588

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—26.2%
Abaco Energy Technologies LLC, L+950, 1.0% Floor, 11/20/2020	(d)(e)	Independent Oil & Gas	$131	128	132
Access CIG, LLC, L+775, 2/27/2026	(e)	Technology	179	179	179
Accuride Corp., L+525, 1.0% Floor, 11/17/2023	(e)	Automotive	328	308	290
Acosta Holdco, Inc., L+325, 9/26/2021	(e)	Food and Beverage	155	82	67
Advantage Sales & Marketing, Inc., L+325, 5.7% Floor, 7/23/2021	(e)	Media Entertainment	442	417	389
Advantage Sales & Marketing, Inc., L+325, 5.7% Floor, 7/23/2021	(d)(e)	Media Entertainment	30	27	26
AHP Health Partners, Inc., L+450, 7.0% Floor, 6/30/2025	(d)(e)	Healthcare	149	150	149
AI Ladder (Luxembourg) Subco S.a r.l, L+450, 7/9/2025	(e)	Securities & Trusts	7	7	7
Aleris International, Inc., L+475, 2/27/2023	(e)	Metals and Mining	5	5	5
Algoma Steel, Inc., L+850, 11.1% Floor, 12/1/2025	(d)(e)	Steel	65	65	64
Almonde, Inc., L+350, 6/13/2024	(e)	Technology	20	20	20
American Tire Distributors Holdings, Inc., 7.50%, 9/2/2024	(n)	Automotive	14	13	13
APX Group, Inc., L+400, 4/1/2024	(e)	Consumer Cyclical Services	308	308	304
BCP Raptor II, LLC, L+475, 11/3/2025	(e)	Midstream	206	205	200
BCP Raptor, LLC, L+425, 6/24/2024	(e)	Energy Midstream	314	307	304
Belk, Inc., L+475, 12/12/2022	(e)	Retailers	617	540	519
California Resources Corp., L+475, 7.2% Floor, 12/31/2022	(d)(e)	Independent Oil & Gas	134	138	131
Cengage Learning, Inc., 4.25%, 6/7/2023	(d)(n)	Media Entertainment	30	29	29
Champ Acquisition Corp., L+550, 12/12/2025	(e)	Consumer Products	99	97	100
CommerceHub, Inc., L+375, 5/2/2025	(e)	Technology	10	10	10
CSM Bakery Solutions LLC, L+400, 7/3/2020	(e)	Food and Beverage	51	50	49
Dex Media, Inc., L+900, 11.6% Floor, 12/29/2023	(d)(e)	Periodical Publishers	289	285	298
See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Diamond Resorts Corp., L+375, 9/2/2023	(e)	Lodging	$209	$204	$200
Dun & Bradstreet Corp., L+500, 7.5% Floor, 2/1/2026	(d)(e)	Technology	25	24	25
Dynasty Acquisition Co., Inc., L+400, 6.6% Floor, 4/6/2026	(d)(e)	Transportation Services	23	23	23
EIF Van Hook Holdings, LLC, L+525, 9/5/2024	(e)	Energy Midstream	390	385	377
Employbridge LLC, L+450, 4/18/2025	(e)	Consumer Cyclical Services	193	195	194
Envision Healthcare Corp., L+375, 6.2% Floor, 10/10/2025	(d)(e)	Healthcare	104	99	100
Equitrans Midstream Corp., L+450, 7.0% Floor, 1/31/2024	(d)(e)	Midstream	399	387	403
Flexential Intermediate Corp., L+350, 8/1/2024	(e)	Computers & Electronics	381	359	352
Foresight Energy, LLC, L+575, 3/28/2022	(e)	Metals & Mining	287	289	271
GOBP Holdings, Inc., L+725, 10/22/2026	(e)	Retail Food & Drug	62	62	62
J.C. Penney Corp., Inc., L+425, 6/23/2023	(e)	Retailers	218	198	195
Jo-Ann Stores, Inc., L+500, 7.6% Floor, 10/20/2023	(e)	Retailers	182	182	182
Jo-Ann Stores, Inc., L+500, 7.6% Floor, 10/20/2023	(d)(e)	Retailers	38	36	38
Monitronics International, Inc., L+550, 9/30/2022	(e)	Consumer Cyclical Services	112	107	103
Neiman Marcus Group Ltd. LLC, L+325, 5.7% Floor, 10/25/2020	(d)(e)	Retailers	55	45	51
Nomad Buyer, Inc., L+500, 8/1/2025	(e)	Technology	410	399	405
Patterson Medical Holdings, Inc., L+475, 7.3% Floor, 8/28/2022	(d)(e)	Healthcare	145	140	144
PetSmart, Inc., 4.25%, 3/11/2022	(d)(n)	Retailers	25	24	24
PG&E Opco, 10.75%, 4/27/2020	(d)(n)	Electric	15	14	13
Polar US Borrower, LLC, L+475, 10/15/2025	(e)	Chemicals	164	161	165
Premier Oil plc, L+500, 5/31/2021	(d)(e)	Independent Oil & Gas	134	126	126
Premier Oil plc, L+500, 5/31/2021	(d)(e)	Independent Oil & Gas	36	34	34
Quorum Health Corp., L+675, 9.2% Floor, 4/29/2022	(d)(e)	Healthcare-Services	34	34	34
R.R. Donnelley & Sons Co., L+500, 7.5% Floor, 1/15/2024	(d)(e)	Media Entertainment	150	149	150
R1 RCM, Inc., L+525, 7.7% Floor, 5/8/2025	(d)(e)	Other Financial	89	89	89
RegionalCare Hospital Partners Holdings, Inc., L+450, 7.0% Floor, 11/16/2025	(d)(e)	Healthcare-Services	176	174	177
RP Crown Parent, LLC, L+275, 10/12/2023	(e)	Technology	142	141	142
Seadrill Partners Finco LLC, L+600, 8.6% Floor, 2/21/2021	(d)(e)	Oil Field Services	174	152	140
Sequa Mezzanine Holdings L.L.C., L+500, 11/28/2021	(e)	Aerospace/Defense	375	372	372
See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
SGS Cayman, L.P., L+537.5, 4/23/2021	(e)	Consumer Cyclical Services	$83	$80	$81
Sutherland Global Services, Inc., L+537.5, 4/23/2021	(e)	Consumer Cyclical Services	357	343	350
TopGolf International, Inc., L+550, 8.0% Floor, 2/9/2026	(d)(e)	Leisure	105	104	107
UTEX Industries Inc., L+400, 6.5% Floor, 5/22/2021	(d)(e)	Chemicals	229	228	222
WireCo WorldGroup, Inc., L+500, 9/30/2023	(e)	Other Industrial	49	49	49
Total Senior Secured Loans—First Lien				8,778	8,685
Senior Secured Loans—Second Lien—5.4%
Almonde, Inc., L+725, 9.9% Floor, 6/13/2025	(d)(e)	Technology	8	8	8
Comet Acquisition, Inc., L+750, 10/26/2026	(e)	Healthcare	44	43	43
Dynasty Acquisition Co., Inc., L+400, 6.6% Floor, 4/6/2026	(d)(e)	Transportation Services	12	12	12
EXC Holdings III Corp., L+750, 12/1/2025	(e)	Diversified Manufacturing	406	400	408
Flexential Intermediate Corp., L+725, 8/1/2025	(e)	Computers & Electronics	155	150	138
Jo-Ann Stores, Inc., L+925, 5/21/2024	(d)	Retailers	154	147	148
Sequa Mezzanine Holdings LLC, L+900, 4/28/2022	(e)	Aerospace/Defense	203	200	200
SMG Holdings, Inc., L+700, 1/23/2026	(e)	Leisure Time	99	100	101
UTEX Industries Inc., L+725, 9.7% Floor, 5/22/2022	(d)(e)	Chemicals	230	229	218
Vectra Co., L+725, 3/8/2026	(e)	Chemicals	102	102	100
Verifone Systems, Inc., L+800, 10.7% Floor, 8/20/2026	(d)(e)	Technology	305	304	307
WireCo WorldGroup, Inc., L+900, 9/30/2024	(e)	Other Industrial	104	105	104
Total Senior Secured Loans—Second Lien				1,800	1,787
Senior Secured Bonds—16.9%
ADT Corp., 4.9%, 7/15/2032	(d)(f)(g)	Consumer Cyclical Services	97	77	81
Altice France SA, 8.1%, 2/1/2027	(d)(f)(g)	Media Entertainment	475	483	496
APX Group, Inc., 8.8%, 12/1/2020		Commercial Services	107	107	105
Artesyn Embedded Technologies, Inc., 9.8%, 10/15/2020	(f)	Electrical Components & Equipment	86	83	82
Avantor, Inc., 4.8%, 10/1/2024	(d)	Healthcare-Products	€132	154	157
BCD Acquisition, Inc., 9.6%, 9/15/2023	(d)(f)(g)	Auto Manufacturers	$47	49	50
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(d)(f)(g)	Oil & Gas Services	450	456	438
Denbury Resources, Inc., 9.3%, 3/31/2022	(d)(f)(g)	Oil & Gas	128	135	130
Denbury Resources, Inc., 7.5%, 2/15/2024	(d)(f)(g)	Oil & Gas	28	24	26
See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Digicel International Finance Ltd/Digicel Holdings Bermuda Ltd, 8.8%, 5/25/2024	(d)(f)(g)	Telecommunications	$200	$200	$200
Frontier Communications Corp., 8.0%, 4/1/2027	(d)(f)(g)	Telecommunications	74	74	77
Frontier Communications Corp., 8.5%, 4/1/2026	(d)(f)(g)	Telecommunications	142	131	134
Hexion, Inc., 6.6%, 4/15/2020	(d)(h)	Chemicals	253	231	201
Hot Topic, Inc., 9.3%, 6/15/2021	(d)(f)	Retailers	55	55	55
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(d)(f)(g)	Mining	105	106	110
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		Telecommunications	218	204	197
Italy Buoni Poliennali Del Tesoro, 2.5%, 10/1/2023	(d)	Sovereign	€63	75	74
Italy Buoni Poliennali Del Tesoro, 2.8%, 12/1/2028	(d)	Sovereign	63	74	73
JC Penney Corp., Inc., 8.1%, 10/1/2019		Retail	$39	38	39
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(d)(f)(g)	Metals & Mining	25	25	26
L Brands, Inc., 6.9%, 11/1/2035	(d)(g)	Retail	142	122	127
L Brands, Inc., 6.8%, 7/1/2036	(d)(g)	Retail	136	114	119
NCI Building Systems, Inc., 8.0%, 4/15/2026	(f)	Engineering & Construction	212	203	198
Northern Oil and Gas, Inc., 9.5%, 5/15/2023	(d)(g)	Oil & Gas	36	35	38
Octagon Loan Funding Ltd, 5.6%, 11/18/2031	(d)(f)	Other ABS	250	250	243
Pacific Drilling First Lien Escrow Issuer Ltd., 8.4%, 10/1/2023	(d)(f)(g)	Oil & Gas	162	167	167
Quorum Health Corp., 11.6%, 4/15/2023	(d)(g)	Healthcare	27	27	23
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.8%, 12/1/2026	(f)	Healthcare	188	187	197
Russian Federal Bond—OFZ, 7.3%, 5/10/2034	(d)	Sovereign	2,650	38	38
Solocal Group, 8.0%, 3/15/2022	(d)	Internet	€221	249	229
SRS Distribution, Inc., 8.3%, 7/1/2026	(f)	Retail	$313	299	307
Staples, Inc., 7.5%, 4/15/2026	(d)(f)	Retail	149	149	149
Star Merger Sub, Inc., 6.9%, 8/15/2026	(d)(f)(g)	Commercial Services	119	119	124
Team Health Holdings, Inc., 6.4%, 2/1/2025	(f)	Healthcare	182	158	155
TransDigm, Inc., 6.4%, 6/15/2026	(d)	Aerospace/Defense	7	7	7
Truck Hero, Inc., 8.5%, 4/21/2024	(d)(f)	Auto Parts & Equipment	70	70	71
Urban One, Inc., 7.4%, 4/15/2022	(d)(f)(g)	Media Entertainment	239	230	236
Vantage Drilling International, 9.3%, 11/15/2023	(d)(f)(g)	Oil & Gas	410	410	425
Total Senior Secured Bonds				5,615	5,604

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Unsecured Bonds—25.9%
AHP Health Partners, Inc., 9.8%, 7/15/2026	(d)(f)(g)	Healthcare-Services	$109	$112	$118
APX Group, Inc., 7.6%, 9/1/2023		Commercial Services	105	99	93
Aruba Investments, Inc., 8.8%, 2/15/2023	(d)(f)(g)	Chemicals	152	153	153
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.8%, 8/1/2025	(d)(f)	Home Builders	9	8	8
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.9%, 4/1/2027	(d)(f)(g)	Home Builders	60	60	63
Bausch Health Americas, Inc., 8.5%, 1/31/2027	(d)(f)(g)	Pharmaceuticals	100	103	109
CDK Global, Inc., 4.9%, 6/1/2027	(d)(g)	Software	30	30	30
Central Garden & Pet Co., 5.1%, 2/1/2028	(d)	Household Products/Wares	12	11	12
Cleveland-Cliffs, Inc., 5.9%, 6/1/2027	(d)(f)	Iron/Steel	30	29	29
Cleveland-Cliffs, Inc., 6.3%, 10/1/2040	(d)	Iron/Steel	47	41	41
Compass Group Diversified Holdings LLC, 8.0%, 5/1/2026	(d)(f)(g)	Other Industrial	86	90	90
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	(f)	Leisure Time	310	300	294
Coty, Inc., 6.5%, 4/15/2026	(d)(f)(g)	Household Products	26	25	26
Denbury Resources, Inc., 4.6%, 7/15/2023	(d)(g)	Oil & Gas	115	103	80
Diamond Resorts International, Inc., 10.8%, 9/1/2024	(f)	Lodging	71	71	68
Edison International, 4.1%, 3/15/2028	(d)(g)	Electric	54	48	52
Ensco PLC, 7.8%, 2/1/2026	(d)(g)	Oil & Gas	210	204	181
Forestar Group, Inc., 8.0%, 4/15/2024	(d)(f)	Real Estate	29	29	30
Frontier Communications Corp., 9.0%, 8/15/2031	(d)(g)	Telecommunications	360	230	203
Frontier North, Inc., 6.7%, 2/15/2028	(d)(g)	Telecommunications	310	275	282
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.0%, 11/30/2024	(f)	Software	454	493	501
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.0%, 11/30/2024	(d)(f)	Software	85	91	94
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/2026	(d)(f)	Pharmaceuticals	159	162	162
InterXion Holding NV, 4.8%, 6/15/2025	(d)	Software	€195	237	234
KGA Escrow LLC, 7.5%, 8/15/2023	(f)	Retail	$192	198	199
Liberty Interactive LLC, 4.0%, 11/15/2029	(d)(g)	Media Entertainment	899	626	631
Lloyds Banking Group PLC, 7.5%, 9/27/2025	(d)(g)	Commercial Banks	218	206	227
Macy’s Retail Holdings, Inc., 5.1%, 1/15/2042	(d)(g)	Retailers	179	145	154
Macy’s Retail Holdings, Inc., 4.3%, 2/15/2043	(d)(g)	Retailers	17	12	13
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.5%, 4/15/2025	(d)(f)	Pharmaceuticals	69	56	50
See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
MPH Acquisition Holdings LLC, 7.1%, 6/1/2024	(d)(f)(g)	Healthcare-Services	$30	$30	$30
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/2025	(d)(f)	Coal	182	182	189
Natural Resource Partners LP/NRP Finance Corp., 10.5%, 3/15/2022	(d)	Metals and Mining	76	80	80
Navient Corp., 5.6%, 8/1/2033	(d)	Other Financial	187	150	151
Netflix, Inc., 3.9%, 11/15/2029	(d)(f)	Internet	€100	112	115
Nine Energy Service, Inc., 8.8%, 11/1/2023	(d)(f)(g)	Oil & Gas Services	$198	198	205
Nordstrom, Inc., 5.0%, 1/15/2044	(d)(g)	Retailers	53	47	48
Pacific Gas & Electric Co., 5.8%, 3/1/2037	(d)(h)	Electric	4	4	4
Pacific Gas & Electric Co., 6.4%, 2/15/2038	(d)(h)	Electric	9	9	10
Pacific Gas & Electric Co., 6.3%, 3/1/2039	(d)(g)(h)	Electric	10	10	10
Pacific Gas & Electric Co., 5.4%, 1/15/2040	(d)(h)	Electric	35	35	35
Pacific Gas & Electric Co., 4.6%, 6/15/2043	(d)(h)	Electric	1	1	1
Pacific Gas & Electric Co., 5.1%, 11/15/2043	(d)(h)	Electric	1	1	1
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/2027	(d)(f)(g)	Oil & Gas	96	88	99
Polaris Intermediate Corp., 8.5%, 12/1/2022	(d)(f)(g)	Healthcare	41	40	41
Provincia de Buenos Aires/Argentina, 4.0%, 5/15/2035	(d)	Provincial	170	103	94
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/2038	(d)(g)	Municipal	10	9	10
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.0%, 7/1/2047	(d)	Municipal	25	25	25
Puerto Rico Electric Power Authority, 5.3%, 7/1/2022	(d)(g)(h)	Municipal	10	6	8
Puerto Rico Electric Power Authority, 5.3%, 7/1/2027	(d)(g)(h)(i)	Municipal	145	91	117
Puerto Rico Electric Power Authority, 5.3%, 7/1/2028	(d)(g)(h)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2029	(d)(g)(h)	Municipal	130	81	105
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.6%, 7/1/2040	(d)(g)(h)(i)	Municipal	221	182	197
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.6%, 7/1/2040	(d)(g)(h)(i)	Municipal	27	23	23
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2046	(d)(g)(j)	Municipal	891	173	207
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2051	(d)(g)(j)	Municipal	966	138	167
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/2053	(d)(h)(i)	Municipal	44	41	42
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/2053	(d)(h)(i)	Municipal	5	4	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.0%, 7/1/2058	(d)(g)(h)	Municipal	94	88	93
See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.0%, 7/1/2058	(d)(g)(h)	Municipal	$108	$90	$95
Quicken Loans, Inc., 5.8%, 5/1/2025	(d)(f)	Other Financial	43	43	44
Quicken Loans, Inc., 5.3%, 1/15/2028	(d)(f)	Other Financial	6	6	6
SemGroup Corp./Rose Rock Finance Corp., 5.6%, 11/15/2023	(d)(g)	Pipelines	320	308	305
Senior Housing Properties Trust, 4.8%, 2/15/2028	(d)	Real Estate Investment Trusts	35	32	32
SES SA, 5.3%, 4/4/2043	(d)(f)(g)	Telecommunications	35	31	31
Sotera Health Topco, Inc., 8.1%, 11/1/2021	(d)(f)(g)	Healthcare	80	78	80
Southern California Edison Co., 6.3%, 2/1/2022	(d)(k)	Electric	28	28	28
Sprint Capital Corp., 8.8%, 3/15/2032	(d)(g)	Telecommunications	72	78	76
Sprint Corp., 7.9%, 9/15/2023	(d)	Telecommunications	22	23	23
Staples, Inc., 10.8%, 4/15/2027	(d)(f)	Retail	14	14	14
Starfruit Finco BV/Starfruit US Holdco LLC, 8.0%, 10/1/2026	(f)	Chemicals	207	201	213
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(d)(f)(g)	Energy Midstream	117	117	118
Teekay Shuttle Tankers LLC, 7.1%, 8/15/2022	(d)	Transportation Services	200	193	197
Teva Pharmaceutical Finance Netherlands III BV, 3.2%, 10/1/2026	(d)(g)	Pharmaceuticals	122	100	103
Uber Technologies, Inc., 7.5%, 11/1/2023	(d)(f)(g)	Internet	12	12	13
Uber Technologies, Inc., 8.0%, 11/1/2026	(d)(f)(g)	Internet	12	12	13
Verscend Escrow Corp., 9.8%, 8/15/2026	(d)(f)(g)	Commercial Services	124	126	132
Vertiv Group Corp., 9.3%, 10/15/2024	(f)	Machinery-Construction & Mining	450	459	441
Vizient, Inc., 10.4%, 3/1/2024	(d)(f)(g)	Pharmaceuticals	136	147	147
Vodafone Group PLC, 7.0%, 4/4/2079	(d)(k)	Telecommunications	150	150	158
Total Unsecured Bonds				8,449	8,611
Collateralized Loan Obligation (CLO) / Structured Credit—14.4%
Ares XXXIII CLO Ltd., 8.8%, 12/5/2025	(d)(f)	USD CLO	250	250	250
Ares XXXVII CLO Ltd., 5.2%, 10/15/2030	(d)(f)	USD CLO	250	247	242
Ares XXXVR CLO Ltd., 5.6%, 7/15/2030	(d)(f)	USD CLO	250	250	246
Babson CLO Ltd. 2018-4 AAD, 5.5%, 10/15/2030	(d)(f)	USD CLO	250	250	245
Black Diamond CLO 2014-1 Ltd., 7.9%, 10/17/2026	(d)	USD CLO	250	249	245
BlackRock European CLO VII DAC, 2.3%, 10/15/2031	(d)(f)	EUR CLO	€250	285	280
BlueMountain CLO 2015-4 Ltd., 5.5%, 4/20/2030	(d)(f)	USD CLO	$250	242	243
Carlyle Global Market Strategies Euro CLO 2014-2 Ltd., 3.3%, 11/17/2031	(d)	EUR CLO	€100	115	111
See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Dryden 36 Senior Loan Fund, 6.3%, 4/15/2029	(d)(f)	USD CLO	$250	$250	$250
Harvest CLO XX DAC, 3.4%, 10/20/2031	(d)	EUR CLO	€100	115	112
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030	(d)	EUR CLO	100	114	112
Jubilee CLO 2018-21 ACI, 2.5%, 1/15/2032	(d)(f)	EUR CLO	250	285	276
Jubilee CLO 2018-21 AD, 3.6%, 1/15/2032	(d)(f)	EUR CLO	250	285	278
Madison Park Funding XXXI Ltd., 5.6%, 1/23/2031	(d)(f)	USD CLO	$250	250	245
Man GLG US CLO 2018-2 Ltd., 6.1%, 10/15/2028	(d)(f)	USD CLO	250	249	246
OAK Hill European Credit Partners VII DAC, 3.2%, 10/20/2031	(d)	EUR CLO	€100	116	111
OZLM VIII Ltd., 5.7%, 10/17/2029	(d)(f)	USD CLO	$250	250	247
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 3.0%, 3/22/2038	(d)(f)	USD CDO	112	90	101
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 3.0%, 9/22/2037	(d)(f)	USD CDO	94	75	83
Rockford Tower Europe CLO 2018-1 DAC, 2.5%, 12/20/2031	(d)(f)	EUR CLO	€250	284	277
Sound Point CLO VI-R Ltd., 6.0%, 10/20/2031	(d)(f)	USD CLO	$250	250	248
Tikehau CLO IV B.V., 3.3%, 10/15/2031	(d)	EUR CLO	€100	116	111
Toro European CLO 3 DAC, 3.3%, 4/15/2030	(d)	EUR CLO	100	116	113
Tymon Park CLO DAC, 6.8%, 1/21/2029	(d)	EUR CLO	100	113	107
Total Collateralized Loan Obligation / Structured Credit				4,846	4,779

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—2.5%
State Street Institutional Treasury Plus Money Market Fund—Premier Class	(l)	2.36%	833,302	833	833
Total Short-Term Investments				833	833
TOTAL INVESTMENTS—111.1%				$36,796	36,887
Liabilities in excess of other assets—(11.1)%	(m)				(3,682)
Net Assets—100.0%					$33,205
Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—(1.7)%
U.S. Treasury Note, 2.6%, 2/15/2029	(d)(i)	Sovereign	$(11)	$(11)	$(11)
U.S. Treasury Note, 2.9%, 5/15/2028	(d)(i)	Sovereign	(42)	(43)	(43)
U.S. Treasury Note, 2.9%, 8/15/2028	(d)(i)	Sovereign	(64)	(64)	(66)
U.S. Treasury Note, 3.0%, 8/15/2048	(d)(i)	Sovereign	(103)	(101)	(104)
U.S. Treasury Note, 2.4%, 5/15/2027	(d)(i)	Sovereign	(341)	(324)	(340)
Total U.S. Treasury Sold Short				(543)	(564)
TOTAL INVESTMENTS SOLD SHORT				$(543)	$(564)

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	6/19/2019	USD	167	EUR	148	$4	$—
Bank of America, N.A.	6/19/2019	USD	234	EUR	208	5	—
Bank of America, N.A.	6/19/2019	USD	122	EUR	108	3	—
Bank of America, N.A.	6/19/2019	USD	119	EUR	106	2	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	49	EUR	44	1	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	7	EUR	6	—	—
State Street Bank and Trust Company	6/19/2019	USD	856	EUR	760	23	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	355	EUR	315	8	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	479	EUR	425	11	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	185	EUR	165	4	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	184	EUR	163	4	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	364	EUR	323	5	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	170	EUR	151	2	—
Bank of America, N.A.	6/19/2019	USD	20	EUR	18	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	37	EUR	33	—	—
State Street Bank and Trust Company	6/19/2019	USD	54	EUR	48	—	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	5	RUB	340	—	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	5	RUB	295	—	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	5	RUB	340	—	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	4	RUB	290	—	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	4	RUB	250	—	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	5	RUB	295	—	—
State Street Bank and Trust Company	6/19/2019	EUR	258	USD	290	—	10
State Street Bank and Trust Company	6/19/2019	EUR	292	USD	329	—	11
State Street Bank and Trust Company	6/19/2019	EUR	174	USD	196	—	5
State Street Bank and Trust Company	6/19/2019	EUR	85	USD	96	—	2
State Street Bank and Trust Company	6/19/2019	EUR	182	USD	205	—	5
State Street Bank and Trust Company	6/19/2019	EUR	183	USD	206	—	5
State Street Bank and Trust Company	6/19/2019	EUR	196	USD	221	—	4
State Street Bank and Trust Company	6/19/2019	EUR	163	USD	183	—	2
State Street Bank and Trust Company	6/19/2019	EUR	21	USD	24	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	EUR	117	USD	132	—	1
JPMorgan Chase Bank, N.A.	6/19/2019	EUR	991	USD	1,116	—	7
State Street Bank and Trust Company	6/19/2019	EUR	80	USD	90	—	1
State Street Bank and Trust Company	6/19/2019	EUR	74	USD	83	—	1
Total Forward Foreign Currency Exchange Contracts						$72	$54

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
EURO Bund Treasury Note	1	Short	6/6/2019	$100	$—	$—
U.S 10-Year Treasury Note	6	Short	6/19/2019	$600	—	1
Total Interest Rate Futures Contracts					$—	$1
Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.1435)	3 Month USD LIBOR	EUR 1,250	USD 1,422	12/3/2023	Quarterly	$21	$21	$—
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.10375)	3 Month USD LIBOR	EUR 1,094	USD 1,231	3/29/2021	Quarterly	5	5	—
Total Cross-Currency Swaps							$26	$26	$—
Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co. LLC	2.74%	3 Month LIBOR	USD 139	10/18/2049	Semi-Annually	$(1)	$—	$1
Goldman Sachs & Co. LLC	2.42%	3 Month LIBOR	USD 1,484	10/18/2021	Semi-Annually	4	4	—
Goldman Sachs & Co. LLC	2.55%	3 Month LIBOR	USD 112	10/16/2029	Semi-Annually	(1)	—	1
Goldman Sachs & Co. LLC	2.73%	3 Month LIBOR	USD 64	11/4/2029	Semi-Annually	—	—	—
Goldman Sachs & Co. LLC	2.32%	3 Month LIBOR	USD 684	11/4/2021	Semi-Annually	—	—	—
JPMorgan Chase Bank N.A.	2.52%	3 Month LIBOR	USD 32	11/2/2029	Semi-Annually	—	—	—
Total Interest Rate Swaps						$2	$4	$2

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value is determined by the board of trustees of FS Multi-Alternative Income Fund (the “Fund”). See Notes 2 and 8 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies.

(d)
Security held in Fund’s wholly-owned subsidiary, FS Multi Alternative Credit LLC.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

(e)
Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of April 30, 2019, the one-month, two-month and three-month London Interbank Offered Rate (“LIBOR” or “L”) was 2.48%, 2.53% and 2.58%, respectively, and the three-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.31)%.

(f)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,859, which represents approximately 35.9% of net assets as of April 30, 2019.

(g)
Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of April 30, 2019, there were no securities rehypothecated by BNP.

(h)
Security is in default.

(i)
Security is non-income producing.

(j)
Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)
Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(l)
Rate represents the seven-day yield as of April 30, 2019.

(m)
Includes the effect of forward foreign currency exchange contracts, futures contracts, swap contracts and investments sold short.

(n)
Position or portion thereof unsettled as of April 30, 2019.

USD—U.S. Dollar
EUR—Euro
RUB—Russian Ruble
CDO—Collateralized Debt Obligation
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund

Unaudited Consolidated Statement of Assets and Liabilities
(in thousands, except share and per share amounts)

April 30, 2019
Assets
Investments, at fair value (amortized cost—$36,796)	$36,887
Foreign currency (cost—$84)	85
Collateral held at broker(1)	522
Receivable for investments sold	575
Receivable from Fund shares sold	40
Reimbursement due from adviser(2)	196
Interest receivable	324
Tax reclaim receivable	1
Unrealized appreciation on forward foreign currency exchange contracts	72
Unrealized appreciation on swap contracts	30
Swap income receivable	10
Total assets	$38,742
Liabilities
Financing arrangement payable	$3,725
Investments sold short, at fair value (proceeds $543)	564
Unrealized depreciation on forward foreign currency exchange contracts	54
Payable for variation margin on futures contracts	1
Unrealized depreciation on swap contracts	2
Due to custodian	4
Payable for investments purchased	1,005
Payment due to broker	2
Administrative services expense payable	5
Accounting and administrative fees payable	35
Interest expense payable	40
Professional fees payable	66
Trustees’ fees payable	2
Interest payable for short sales	5
Shareholder service fee—Class A	0
Shareholder service and distribution fees—Class L	0
Distribution fee—Class M	0
Shareholder service and distribution fees—Class T	0
Other accrued expenses and liabilities	27
Total liabilities	$5,537
Net assets	$33,205
Commitments and contingencies ($366)(3)
Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$3
Capital in excess of par value	32,338
Accumulated earnings (deficit)	864
Net assets	$33,205

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund

Unaudited Consolidated Statement of Assets and Liabilities (continued)
(in thousands, except share and per share amounts)

April 30, 2019
Class A Shares
Net Assets	$21
Shares Outstanding	1,600
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.84
Maximum Offering Price Per Share ($12.84 ÷ 94.25% of net asset value per share)	$13.62
Class I Shares
Net Assets	$33,121
Shares Outstanding	2,580,413
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.84
Class L Shares
Net Assets	$21
Shares Outstanding	1,600
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.83
Maximum Offering Price Per Share ($12.83 ÷ 96.50% of net asset value per share)	$13.30
Class M Shares
Net Assets	$21
Shares Outstanding	1,600
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.84
Class T Shares
Net Assets	$21
Shares Outstanding	1,600
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.83
Maximum Offering Price Per Share ($12.83 ÷ 96.50% of net asset value per share)	$13.30

(1)
Represents cash on deposit at broker.

(2)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Statement of Operations
(in thousands)

Six Months Ended April 30, 2019
Investment income
Interest income	$996
Dividend income	126
Other fee income	57
Total investment income	1,179
Operating expenses
Management fees	296
Administrative services expenses	11
Accounting and administrative fees	113
Interest expense	40
Professional fees	150
Trustees’ fees	2
Shareholder service fee—Class A	0
Shareholder service and distribution fees—Class L	0
Distribution fee—Class M	0
Shareholder service and distribution fees—Class T	0
Other general and administrative expenses	50
Total operating expenses	662
Less: Expense reimbursement(1)	(326)
Less: Management fee waiver(1)	(296)
Net operating expenses	40
Net investment income	1,139
Realized and unrealized gain/loss
Net realized gain (loss) on investments	23
Net realized gain (loss) on forward foreign currency exchange contracts	55
Net realized gain (loss) on swap contracts	(24)
Net realized gain (loss) on futures contracts	(28)
Net realized gain (loss) on foreign currency	10
Net change in unrealized appreciation (depreciation) on investments	236
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(40)
Net change in unrealized appreciation (depreciation) on swap contracts	29
Net change in unrealized appreciation (depreciation) on investments sold short	(21)
Net change in unrealized appreciation (depreciation) on futures contracts	1
Net change in unrealized gain (loss) on foreign currency	(10)
Total net realized gain (loss) and unrealized appreciation (depreciation)	231
Net increase (decrease) in net assets resulting from operations	$1,370

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates and a discussion of the waiver by FS Multi-Alternative Advisor, LLC, the Fund’s investment adviser, of management fees and certain reimbursements to which it was otherwise entitled.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Consolidated Statements of Changes in Net Assets
(in thousands)

	Six Months Ended April 30, 2019 (Unaudited)	Period from September 27, 2018 (Commencement of Operations) through October 31, 2018
Operations
Net investment income	$1,139	$8
Net realized gain (loss)	36	(21)
Net change in unrealized appreciation (depreciation) on investments	236	(145)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(40)	58
Net change in unrealized appreciation (depreciation) on swap contracts	29	(1)
Net change in unrealized appreciation (depreciation) on investments sold short	(21)	—
Net change in unrealized appreciation (depreciation) on futures contracts	1	(3)
Net change in unrealized gain (loss) on foreign currency	(10)	10
Net increase (decrease) in net assets resulting from operations	1,370	(94)
Shareholder distributions(1)
Distributions to shareholders
Class A	(0)	—
Class I	(412)	—
Class L	(0)	—
Class M	(0)	—
Class T	(0)	—
Net decrease in net assets resulting from shareholder distributions	(412)	—
Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	841	31,400
Total increase in net assets	1,799	31,306
Net assets at beginning of period	31,406	100
Net assets at end of period	$33,205	$31,406

(1)
See Note 5 for a discussion of the sources of distributions paid by the Fund.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Unaudited Consolidated Statement of Cash Flows
(in thousands)

Six Months Ended April 30, 2019
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$1,370
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(21,818)
Investments in money market fund, net	10,876
Proceeds from sales and repayments of investments	14,131
Proceeds from investments sold short	530
Net realized (gain) loss on investments	(23)
Net change in unrealized (appreciation) depreciation on investments	(236)
Net change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	40
Net change in unrealized (appreciation) depreciation on investments sold short	21
Net change in unrealized (appreciation) depreciation on swap contracts	(29)
Net change in unrealized (appreciation) depreciation on futures contracts	(1)
Accretion of discount	(57)
(Increase) decrease in collateral held at broker	(473)
(Increase) decrease in receivable for investments sold	(350)
(Increase) decrease in reimbursement due from adviser(1)	(156)
(Increase) decrease in interest receivable	(117)
(Increase) decrease in swap income receivable	(10)
(Increase) decrease in tax reclaims receivable	(1)
Increase (decrease) in due to custodian	4
Increase (decrease) in payable for investments purchased	(8,136)
Increase (decrease) in payments due to broker	2
Increase (decrease) in management fees payable	(54)
Increase (decrease) in administrative services expenses payable	4
Increase (decrease) in accounting and administrative fees payable	32
Increase (decrease) in interest expense payable	40
Increase (decrease) in professional fees payable	29
Increase (decrease) in interest payable for short sales	5
Increase (decrease) in trustees’ fees payable	5
Increase (decrease) in other accrued expenses and liabilities	19
Net cash provided by (used in) operating activities	(4,353)
Cash flows from financing activities
Issuance of common shares	800
Shareholder distributions paid	(411)
Borrowings under financing arrangement(2)	5,995
Repayments under financing arrangement(2)	(2,270)
Net cash provided by (used in) financing activities	4,114
Total increase (decrease) in cash	(239)
Cash and foreign currency at beginning of period	324
Cash and foreign currency at end of period	$85
Supplemental disclosure
Reinvestment of shareholder distributions	$1

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 9 for a discussion of the Fund’s financing arrangement.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund
Consolidated Financial Highlights—Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2019 (Unaudited)	Period from September 27, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.46	$12.50
Results of operations
Net investment income (loss)(2)	0.45	(0.00)
Net realized gain (loss) and unrealized appreciation (depreciation)	0.08	(0.04)
Net increase (decrease) in net assets resulting from operations	0.53	(0.04)
Shareholder Distributions:(3)
Distributions from net investment income	(0.15)	—
Net decrease in net assets resulting from shareholder distributions	(0.15)	—
Net asset value, end of period	$12.84	$12.46
Shares outstanding, end of period	1,600	1,600
Total return(4)(5)	4.26%	(0.32)%
Ratio/Supplemental Data:
Net assets, end of period	$21	$20
Ratio of net investment income (loss) to average net assets(6)(7)	7.23%	(0.03)%
Ratio of total expenses to average net assets(6)	2.58%	3.68%
Ratio of expense reimbursement/waiver to average net assets(6)	(2.08)%	(1.35)%
Ratio of net expenses to average net assets(6)	0.50%	2.33%
Portfolio turnover rate(5)	42%	2%
Total amount of senior securities outstanding exclusive of treasury securities	$3,725	—
Asset coverage ratio per unit(8)	9.91	—

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized. Ratios do not reflect the Fund’s proportionate share of income and expenses from private real estate funds.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income (loss) to average net assets would have been 5.15% and (1.38)% for the six months ended April 30, 2019 and for the period from September 27, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates and a discussion of the waiver by the Fund’s investment adviser of management fees and certain reimbursements to which it was otherwise entitled.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund

Consolidated Financial Highlights—Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2019 (Unaudited)	Period from September 27, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.46	$12.50
Results of operations
Net investment income(2)	0.46	0.00
Net realized gain (loss) and unrealized appreciation (depreciation)	0.08	(0.04)
Net increase (decrease) in net assets resulting from operations	0.54	(0.04)
Shareholder Distributions:(3)
Distributions from net investment income	(0.16)	—
Net decrease in net assets resulting from shareholder distributions	(0.16)	—
Net asset value, end of period	$12.84	$12.46
Shares outstanding, end of period	2,580,413	2,513,600
Total return(4)(5)	4.39%	(0.32)%
Ratio/Supplemental Data:
Net assets, end of period	$33,121	$31,326
Ratio of net investment income to average net assets(6)(7)	7.48%	0.22%
Ratio of total expenses to average net assets(6)	2.33%	3.43%
Ratio of expense reimbursement/waiver to average net assets(6)	(2.08)%	(1.35)%
Ratio of net expenses to average net assets(6)	0.25%	2.08%
Portfolio turnover rate(5)	42%	2%
Total amount of senior securities outstanding exclusive of treasury securities	$3,725	—
Asset coverage ratio per unit(8)	9.91	—

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized. Ratios do not reflect the Fund’s proportionate share of income and expenses from private real estate funds.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income (loss) to average net assets would have been 5.40% and (1.13)% for the six months ended April 30, 2019 and for the period from September 27, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates and a discussion of the waiver by the Fund’s investment adviser of management fees and certain reimbursements to which it was otherwise entitled.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund

Consolidated Financial Highlights—Class L Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2019 (Unaudited)	Period from September 27, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.46	$12.50
Results of operations
Net investment income (loss)(2)	0.43	(0.00)
Net realized gain (loss) and unrealized appreciation (depreciation)	0.07	(0.04)
Net increase (decrease) in net assets resulting from operations	0.50	(0.04)
Shareholder Distributions:(3)
Distributions from net investment income	(0.13)	—
Net decrease in net assets resulting from shareholder distributions	(0.13)	—
Net asset value, end of period	$12.83	$12.46
Shares outstanding, end of period	1,600	1,600
Total return(4)(5)	4.05%	(0.32)%
Ratio/Supplemental Data:
Net assets, end of period	$21	$20
Ratio of net investment income (loss) to average net assets(6)(7)	6.98%	(0.28)%
Ratio of total expenses to average net assets(6)	2.83%	3.93%
Ratio of expense reimbursement/waiver to average net assets(6)	(2.08)%	(1.35)%
Ratio of net expenses to average net assets(6)	0.75%	2.58%
Portfolio turnover rate(5)	42%	2%
Total amount of senior securities outstanding exclusive of treasury securities	$3,725	—
Asset coverage ratio per unit(8)	9.91	—

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class L common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized. Ratios do not reflect the Fund’s proportionate share of income and expenses from private real estate funds.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income (loss) to average net assets would have been 4.90% and (1.63)% for the six months ended April 30, 2019 and for the period from September 27, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates and a discussion of the waiver by the Fund’s investment adviser of management fees and certain reimbursements to which it was otherwise entitled.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund

Consolidated Financial Highlights—Class M Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2019 (Unaudited)	Period from September 27, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.46	$12.50
Results of operations
Net investment income (loss)(2)	0.45	(0.00)
Net realized gain (loss) and unrealized appreciation (depreciation)	0.08	(0.04)
Net increase (decrease) in net assets resulting from operations	0.53	(0.04)
Shareholder Distributions:(3)
Distributions from net investment income	(0.15)	—
Net decrease in net assets resulting from shareholder distributions	(0.15)	—
Net asset value, end of period	$12.84	$12.46
Shares outstanding, end of period	1,600	1,600
Total return(4)(5)	4.26%	(0.32)%
Ratio/Supplemental Data:
Net assets, end of period	$21	$20
Ratio of net investment income (loss) to average net assets(6)(7)	7.23%	(0.03)%
Ratio of total expenses to average net assets(6)	2.58%	3.68%
Ratio of expense reimbursement/waiver to average net assets(6)	(2.08)%	(1.35)%
Ratio of net expenses to average net assets(6)	0.50%	2.33%
Portfolio turnover rate(5)	42%	2%
Total amount of senior securities outstanding exclusive of treasury securities	$3,725	—
Asset coverage ratio per unit(8)	9.91	—

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class M common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized. Ratios do not reflect the Fund’s proportionate share of income and expenses from private real estate funds.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income (loss) to average net assets would have been 5.15% and (1.38)% for the six months ended April 30, 2019 and for the period from September 27, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates and a discussion of the waiver by the Fund’s investment adviser of management fees and certain reimbursements to which it was otherwise entitled.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund

Consolidated Financial Highlights—Class T Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2019 (Unaudited)	Period from September 27, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.46	$12.50
Results of operations
Net investment income (loss)(2)	0.43	(0.00)
Net realized gain (loss) and unrealized appreciation (depreciation)	0.07	(0.04)
Net increase (decrease) in net assets resulting from operations	0.50	(0.04)
Shareholder Distributions:(3)
Distributions from net investment income	(0.13)	—
Net decrease in net assets resulting from shareholder distributions	(0.13)	—
Net asset value, end of period	$12.83	$12.46
Shares outstanding, end of period	1,600	1,600
Total return(4)(5)	4.05%	(0.32)%
Ratio/Supplemental Data:
Net assets, end of period	$21	$20
Ratio of net investment income (loss) to average net assets(6)(7)	6.98%	(0.28)%
Ratio of total expenses to average net assets(6)	2.83%	3.93%
Ratio of expense reimbursement/waiver to average net assets(6)	(2.08)%	(1.35)%
Ratio of net expenses to average net assets(6)	0.75%	2.58%
Portfolio turnover rate(5)	42%	2%
Total amount of senior securities outstanding exclusive of treasury securities	$3,725	—
Asset coverage ratio per unit(8)	9.91	—

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class T common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized. Ratios do not reflect the Fund’s proportionate share of income and expenses from private real estate funds.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income (loss) to average net assets would have been 4.90% and (1.63)% for the six months ended April 30, 2019 and for the period from September 27, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates and a discussion of the waiver by the Fund’s investment adviser of management fees and certain reimbursements to which it was otherwise entitled.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited consolidated financial statements.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements
(in thousands, except share and per share amounts)

Note 1. Principal Business and Organization
FS Multi-Alternative Income Fund (the “Fund”) was formed as a Delaware statutory trust under the Delaware Statutory Trust Act on April 9, 2018 and commenced investment operations on September 27, 2018. Prior to commencing investment operations, the Fund had no operations except for matters relating to its organization and registration as a non-diversified, closed-end management investment company.
The Fund is a continuously offered, non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”). As of the date of this report, the Fund has not been declared effective under the Securities Act of 1933, as amended, and the Fund’s common shares of beneficial interest are not publicly offered. The Fund intends to offer five classes of shares of beneficial interest—Class A Shares, Class I Shares, Class L Shares, Class M Shares and Class T Shares (as defined below), which are substantially the same except that each class of shares has different sales charges and expenses. The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, thereafter, as a regulated investment company (“RIC”), as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As of April 30, 2019, the Fund had three wholly-owned subsidiaries, FS Multi Private Credit LLC, FS Multi Alternative Credit LLC and FS Multi Real Estate LLC, through which it may hold interests in certain portfolio companies. The unaudited financial statements include both the Fund’s accounts and the accounts of its wholly-owned subsidiaries as of April 30, 2019.
The Fund’s investment objective is to provide attractive total returns, consisting primarily of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of alternative income strategies.
The investment adviser to the Fund, FS Multi-Alternative Advisor, LLC (“FS Multi-Alternative Advisor”), oversees the management of the Fund’s activities and is responsible for developing investment guidelines with the Sub-Advisers (as defined below) and overseeing investment decisions for the Fund’s portfolio by using a multi-manager, multi-strategy approach.
The Fund currently focuses on three strategies to achieve its investment objective: Real Estate, Private Credit and Multi-Sector Credit. The portfolio primarily consists of a range of secured and unsecured debt obligations (which may be syndicated or directly originated), structured credit, asset backed securities and real estate-related investments comprised primarily of private and public institutional real estate equity and debt funds.
FS Multi-Alternative Advisor has engaged as investment sub-advisers to the Fund: GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Adviser”), a wholly owned subsidiary of GoldenTree Asset Management LP (“GoldenTree”), with respect to a broad range of multi-sector credit investments, KKR Credit Advisors (US) LLC (“KKR Credit”) with respect to private middle-market debt and equity investments and StepStone Group Real Estate LP (“StepStone”) with respect to real estate-related assets (collectively, the “Sub-Advisers”).
Note 2. Summary of Significant Accounting Policies
Basis of Presentation: The accompanying unaudited consolidated financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services—Investment Companies. The Fund has evaluated the impact of subsequent events through the date the consolidated financial statements were issued.
Use of Estimates: The preparation of the Fund’s unaudited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund invests its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high credit quality financial institution.
Valuation of Portfolio Investments: The Fund determines the net asset value (“NAV”) of its common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session. Each Class A share of beneficial interest (“Class A Share”), Class L share of beneficial interest (“Class L Share”) and Class T share of beneficial interest (“Class T Share”) will be offered at NAV plus the applicable sales load, while each Class I share of beneficial interest (“Class I Share”) and Class M share of beneficial interest (“Class M Share”) will be offered at NAV. The Fund calculates NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV is determined. As such, the NAV of each class of shares may vary if the Fund sells different amounts of shares per class, among other things. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.
FS Multi-Alternative Advisor values the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (the “Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to FS Multi-Alternative Advisor. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The Fund expects that its portfolio will primarily consist of a range of secured and unsecured debt obligations (which may be syndicated or directly originated), structured credit, asset backed securities and real estate-related investments that are comprised primarily of private and public institutional real estate equity and debt funds.
For purposes of calculating NAV, the Fund uses the following valuation methods:
•
The market value of each security listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”), the Fund values such investments using quotations obtained from an approved independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. If a quoted price obtained from such service is deemed by FS Multi-Alternative Advisor to be unreliable (and therefore, not readily available), FS Multi-Alternative Advisor may recommend that the investment be fair valued by some other means, including, but not limited to, a valuation provided by an approved independent third-party valuation firm. For investments for which an approved independent third-party pricing service is unable to obtain quoted prices, the Fund will obtain bid and ask prices directly from dealers who make a market in such securities. In all such cases, investments are valued at the mid-point of the prevailing bid and ask prices obtained from such sources unless there is a compelling reason to use some other value within the bid-ask range and the justification is documented and retained by FS Multi-Alternative Advisor’s management team.

•
To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by FS Multi-Alternative Advisor, under supervision of the Board, in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Board. In making such determination, it is expected that FS Multi-Alternative Advisor, under supervision of the Board, may rely upon valuations obtained from an approved independent third-party valuation service, except for private real estate funds, which are valued at estimated NAV. With respect to these investments for which market quotations are not readily available (excluding private real estate funds), the Fund will undertake a multi-step fair valuation process each quarter, as described below:

•
Weekly and as of each quarter end, FS Multi-Alternative Advisor’s management team will review and document preliminary valuations for each investment, which valuations may be obtained from an approved independent third-party valuation service, if applicable;

•
Quarterly, FS Multi-Alternative Advisor’s management team will provide the audit committee of the Board with preliminary valuations for each investment;

•
The preliminary valuations will then be presented to and discussed with the audit committee of the Board;

•
The audit committee of the Board will review the preliminary valuations and FS Multi-Alternative Advisor’s management team, together with any approved independent third-party valuation service, if applicable, will respond to and supplement the preliminary valuations to reflect any comments provided by the audit committee of the Board;

•
Following its review, the audit committee of the Board will approve the fair valuation of the Fund’s investments and will recommend that the Board similarly approve the fair valuation of the Fund’s investments; and

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

•
The Board will discuss the valuation of the Fund’s investments and will determine the fair value of each such investment in the portfolio in good faith based on various statistical and other factors, including the input and recommendation of FS Multi-Alternative Advisor, the audit committee of the Board and any approved independent third-party valuation service, if applicable.

•
With respect to the Fund’s investment in private real estate funds:

•
StepStone makes investment recommendations to FS Multi-Alternative Advisor with respect to private real estate funds, based on StepStone’s research and analysis, including due diligence on the underlying private real estate funds’ investments managers.

•
Private real estate funds generally calculate and report NAV per share as of each calendar quarter-end. In accordance with ASC Topic 820, the Fund has elected to apply the practical expedient to value its investments in private real estate funds using the NAV per share of each private real estate fund as reported by each fund’s investment manager. In situations where the timing of a private real estate fund’s NAV reporting does not align to the Fund’s reporting periods, the Fund will estimate such fund’s NAV per share based on changes in proprietary indices, expected returns based on historical performance, and/or other acceptable methods as approved by the Board and in accordance with ASC Topic 820.

•
StepStone has designed ongoing due diligence processes with respect to monitoring and valuation of the underlying investments of the private real estate funds, which assist FS Multi-Alternative Advisor in assessing the reliability of the NAV per share reported by the private real estate funds each quarter. StepStone communicates to the Fund any changes in the value of underlying investments since the calculation date of the most recent reported NAV and whether there are significant changes in the composition of the underlying investments for each private real estate fund after each reporting period of the private real estate fund. The Fund utilizes this information and considers all relevant factors to determine that the estimated NAV per share used as a practical expedient is appropriate.

Determination of fair value involves subjective judgments and estimates. Accordingly, these notes to the Fund’s consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s unaudited consolidated financial statements. In making its determination of fair value, FS Multi-Alternative Advisor, under supervision of the Board, may use any approved independent third-party pricing or valuation services; provided that FS Multi-Alternative Advisor, under supervision of the Board, shall not be required to determine fair value in accordance with the valuation provided by any single source, and FS Multi-Alternative Advisor, under supervision of the Board, shall retain the discretion to use any relevant data, including information obtained by FS Multi-Alternative Advisor, any investment sub-adviser or from any approved independent third-party valuation or pricing service, that FS Multi-Alternative Advisor, under supervision of the Board, deems to be reliable in determining fair value under the circumstances.
Below is a description of factors that FS Multi-Alternative Advisor, any approved independent third-party valuation service and the Board may consider when determining the fair value of the Fund’s investments.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing yields for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into valuation models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the borrower in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.
For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (i.e., the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
The Fund’s equity interests in companies for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, will be valued at fair value. FS Multi-Alternative Advisor, under supervision of the Board, in its determination of fair value, may consider various factors, including, but not limited to, multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or non-recurring costs related to an acquisition, recapitalization, restructuring or other related items.
FS Multi-Alternative Advisor, any approved independent third party valuation service and the Board may also consider private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the companies, the acquisition price of such investment or industry practices in determining fair value. FS Multi-Alternative Advisor, any approved independent third party valuation service and the Board may also consider the size and scope of a company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the company relative to comparable firms, as well as such other factors as FS Multi-Alternative Advisor, under supervision of the Board, and any approved independent third-party valuation service, if applicable, may consider relevant in assessing fair value.
When the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Publicly traded securities that carry certain restrictions on sale will typically be valued at a discount from the public market values of the securities, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by FS Multi-Alternative Advisor, under supervision of the Board, in consultation with any approved independent third party valuation service, if applicable.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. Futures contracts traded on exchanges typically will be valued daily at their last sale price. Swaps typically will be valued at their prices obtained from an independent third party. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts, futures contracts and swaps will not be recorded in the consolidated statement of assets and liabilities. Fluctuations in the value of the forward foreign currency exchange contracts, futures contracts and swaps will be recorded in the consolidated statement of assets and liabilities as an asset (liability) and in the consolidated statement of operations as unrealized appreciation (depreciation) until the contracts are closed, when they will be recorded as net realized gain (loss).
The Board is solely responsible for the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process. The Board has delegated day-to-day responsibility for implementing the Fund’s valuation policy to FS Multi-Alternative Advisor’s management team, and has authorized FS Multi-Alternative Advisor’s management team to utilize independent third-party valuation and pricing services that have been approved by the Board. The audit committee of the Board is responsible for overseeing FS Multi-Alternative Advisor’s implementation of the Fund’s valuation process.
Revenue Recognition: Security transactions are accounted for on their trade date. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income and distributions on the ex-date. The Fund does not accrue as a receivable interest on loans or dividends on securities if it has reason to doubt its ability to collect such income. The Fund’s policy is to place investments on non-accrual status when there is reasonable doubt the interest income will be collected. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.
Loan origination fees, original issue discount, and market discount are capitalized and such amounts are amortized as interest income over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issue discount are recorded as interest income. The Fund records prepayment premiums on loans and securities as fee income when it receives such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments are calculated by using the specific identification method. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. Offering costs will primarily include marketing expenses, salaries and other direct expenses of FS Multi-Alternative Advisor’s and the Sub-Advisers’ personnel and employees of their affiliates while engaged in marketing the Fund’s common shares. Franklin Square Holdings, L.P. (which does business as FS Investments), the Fund’s sponsor and an affiliate of FS Multi-Alternative Advisor, has agreed to assume the Fund’s organization and offering costs and will not seek reimbursement of such costs (see Note 4).
Income Taxes: The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. To qualify for and maintain the Fund’s qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the unaudited consolidated financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its unaudited consolidated statement of operations. During the six months ended April 30, 2019, the Fund did not incur any interest or penalties.
The Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Futures Contracts: The Fund enters into futures contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, changes in interest rates (interest rate risk). A futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Futures contracts, when used by the Fund, help to manage the overall exposure to rising interest rates.
Interest Rate Swaps: The Fund enters into interest rate swaps to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. An interest rate swap contract is an exchange of interest rates between counterparties. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund enters into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal.
Cross-currency Swaps: The Fund enters into cross-currency swaps to gain or mitigate exposure on foreign currency exchange rate risk. Cross-currency swaps are contracts in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. Cross-currency swaps, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then-current spot rate.
Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. Subject to the Board’s discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.
Recent Accounting Pronouncements: In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, or ASU 2018-13, which introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Fund is currently evaluating the impact of ASU 2018-13 on its consolidated financial statements.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares during the six months ended April 30, 2019 and the period from September 27, 2018 (Commencement of Operations) through October 31, 2018:
	For the Six Months Ended April 30, 2019 (Unaudited)		Period from September 27, 2018 (Commencement of Operations) through October 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from Issuance of Shares	—	$—	1,600	$20
Class I Shares
Proceeds from Issuance of Shares	66,708	840	2,505,600	31,320
Reinvestment of Distributions	105	1	—	—
Total Proceeds	66,813	841	2,505,600	31,320
Class L Shares
Proceeds from Issuance of Shares	—	—	1,600	20
Class M Shares
Proceeds from Issuance of Shares	—	—	1,600	20
Class T Shares
Proceeds from Issuance of Shares	—	—	1,600	20
Proceeds to the Fund	66,813	$841	2,512,000	$31,400
Sponsor Commitment
Since its formation as a Delaware statutory trust under the Delaware Statutory Trust Act on April 9, 2018 and through June 20, 2019, the Fund sold 534,933 of Class A Shares, 2,572,557 of Class I Shares and 1,600 of each of Class L Shares, Class M Shares and Class T Shares for gross proceeds of $6,820 of Class A Shares, $32,163 of Class I Shares and $20 of each of Class L Shares, Class M Shares and Class T Shares, including shares issued pursuant to its distribution reinvestment plan (“DRP”), to FS Investments (or its affiliates), the Fund’s sponsor and an affiliate of FS Multi-Alternative Advisor, in private placements completed in September 2018, March 2019 and April 2019 (see Note 4). As of June 20, 2019, the Fund raised total gross proceeds of  $39,143 from FS Investments and its affiliates, including $100 of seed capital contributed by Michael C. Forman, a principal of FS Multi-Alternative Advisor, in May 2018 (see Note 4). The Fund has not commenced its continuous public offering.
Share Repurchase Program
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, will provide a limited degree of liquidity to shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at regular intervals a specified percentage of its outstanding shares at the NAV of the applicable class.
Once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

date the repurchase offer ends (“Repurchase Request Deadline”). Shares will be repurchased at the respective NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.
The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (“Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. Typically, the Repurchase Offer Amount will be 5% of the shares outstanding on the Repurchase Request Deadline. Repurchase offers in excess of this amount will be made solely at the discretion of the Board.
If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an individual retirement account or other qualified retirement plan.
The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the U.S. Securities and Exchange Commission (“SEC”) may by order permit for the protection of shareholders of the Fund.
During the six months ended April 30, 2019, the Fund did not conduct any repurchase offers in connection with its share repurchase program.
Distribution Plan
The Fund, with respect to its Class L, Class M and Class T Shares, is authorized under a distribution plan to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L, Class M and Class T Shares. The plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund will pay a distribution fee at an annual rate of 0.25% of average daily net assets attributable to the applicable share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for beneficial shareholders of the Fund. For the six months ended April 30, 2019, Class L, Class M and Class T Shares incurred distribution fees of  $0, $0, and $0, respectively.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

Shareholder Service Expenses
The Fund has adopted a shareholder services plan with respect to its Class A, Class L and Class T Shares under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the Fund, (iii) account reconciliations with the Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or FS Multi-Alternative Advisor may reasonably request. Under the shareholder services plan, the Fund, with respect to Class A, Class L and Class T Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A, Class L and Class T Shares, respectively. For the six months ended April 30, 2019, Class A, Class L and Class T Shares incurred shareholder service fees of  $0, $0, and $0, respectively.
Note 4. Related Party Transactions
Compensation of the Investment Adviser, the Sub-Advisers and their Affiliates
Pursuant to the investment advisory agreement (the “Investment Advisory Agreement”), dated as of September 11, 2018, by and between the Fund and FS Multi-Alternative Advisor, FS Multi-Alternative Advisor is entitled to a management fee in consideration of the advisory services provided by FS Multi-Alternative Advisor to the Fund. FS Multi-Alternative Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Fund. The management fee is calculated and payable quarterly in arrears at the annual rate of 1.60% of the Fund’s average daily gross assets during such period (the “Management Fee”). The Management Fee for any partial quarter will be appropriately prorated. Pursuant to a letter agreement (the “Letter Agreement”) dated as of December 24, 2018, between FS Multi-Alternative Advisor and the Fund, FS Multi-Alternative Advisor agreed, for the fiscal quarter ended January 31, 2019, to waive the Management Fee to which it is entitled under the Investment Advisory Agreement so that the fee received equaled 0.00% of the Fund’s average daily gross assets during the fiscal quarter. By subsequent letter agreements dated February 1, 2019 and April 30, 2019, FS Multi-Alternative Advisor has extended the terms of the Letter Agreement through the fiscal quarter ended April 30, 2019 and the fiscal quarter ending July 31, 2019, respectively.
The Fund’s investment sub-advisory agreements with each Sub-Adviser (the “Investment Sub-Advisory Agreements”) provide that each Sub-Adviser receives a portfolio management fee with respect to the assets that it manages, which is generally paid by FS Multi-Alternative Advisor out of the Management Fee. FS Multi-Alternative Advisor has paid, and currently intends to pay, each Sub-Adviser the portfolio management fees to which they are entitled pursuant to the Investment Sub-Advisory Agreements during any period in which FS Multi-Alternative Advisor is waiving the Management Fee pursuant to the Letter Agreement.
Pursuant to an administration agreement (the “Administration Agreement”), dated as of September 12, 2018, by and between the Fund and FS Multi-Alternative Advisor, the Fund reimburses FS Multi-Alternative Advisor and the Sub-Advisers, as applicable, for their respective actual costs incurred in providing administrative services to the Fund, including the allocable portion of the compensation and related expenses of certain personnel of FS Investments and the Sub-Advisers providing administrative

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

services to the Fund on behalf of FS Multi-Alternative Advisor, subject to the limitations set forth in the Administration Agreement and the Expense Limitation Agreement (as defined below). Such services include general ledger accounting, fund accounting, legal services, investor relations and other administrative services. FS Multi-Alternative Advisor also performs, or oversees the performance of, the Fund’s corporate operations and required administrative services, which includes being responsible for the financial records that the Fund is required to maintain and preparing reports to the Fund’s shareholders and reports filed with the SEC. In addition, FS Multi-Alternative Advisor assists the Fund in calculating its NAV, overseeing the preparation and filing of its tax returns and the printing and dissemination of reports to the Fund’s shareholders, and generally overseeing the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. FS Multi-Alternative Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other methods.
The Fund’s Board reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Multi-Alternative Advisor. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Fund’s Board, among other things, compares the total amount paid to FS Multi-Alternative Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Multi-Alternative Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Multi-Alternative Advisor.
Reimbursements of administrative expenses to FS Multi-Alternative Advisor are subject to the Expense Limitation (defined below), and the Sub-Advisers may defer certain amounts owed to them for administrative expenses during periods in which FS Multi-Alternative Advisor is waiving expenses or making payments pursuant to the Expense Limitation Agreement. Reimbursement of administrative expenses by the Fund is ultimately subject to the limitations contained in the Expense Limitation Agreement.
FS Multi-Alternative Advisor may be reimbursed for the administrative services performed by it on behalf of the Fund. In addition, the Sub-Advisers may be reimbursed for certain operating and administration expenses that they incur on behalf of the Fund (“Sub-Adviser Expenses”), subject to certain limitations. To the extent such expenses are “ordinary operating expenses,” such amounts are included in, and are not in addition to, the Fund’s Expense Limitation (defined below). The reimbursement of administrative expenses is subject to certain limitations, including that (1) such costs are reasonably allocated by FS Multi-Alternative Advisor to the Fund on the basis of assets, revenues, time allocations and/or other methods; (2) such reimbursement shall be subject to any expense limitation of the Fund in effect at the time at which such reimbursement is otherwise payable; and (3) FS Multi-Alternative Advisor shall not be entitled to reimbursement for any expenses relating to the salaries and direct expenses of administrative personnel paid by FS Multi-Alternative Advisor (and the Fund shall have no obligation to pay any such expenses) to the extent that certain third-party expenses incurred by the Fund, whether directly or indirectly by FS Multi-Alternative Advisor or the Sub-Advisers, in connection with administering the Fund’s business exceed 0.25% of the average net assets attributable to each class of shares.
Pursuant to the Letter Agreement, FS Multi-Alternative Advisor also agreed, for the fiscal quarter ended January 31, 2019, to assume all of the Fund’s “ordinary operating expenses” (or to cause its affiliates to assume such expenses). By subsequent letter agreements dated February 1, 2019 and April 30, 2019, FS

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

Multi-Alternative Advisor has extended the terms of the Letter Agreement through the fiscal quarter ended April 30, 2019 and the fiscal quarter ending July 31, 2019, respectively.
The following table describes the fees and expenses accrued under the Investment Advisory Agreement and the Administration Agreement during the six months ended April 30, 2019:
Related Party	Source Agreement	Description	Amount
FS Multi-Alternative Advisor	Investment Advisory Agreement	Management Fee(1)	—
FS Multi-Alternative Advisor	Administration Agreement	Administrative Services Expenses(2)	$11

(1)
FS Multi-Alternative Advisor agreed for the fiscal quarters ended January 31, 2019 and April 30, 2019, to waive the entire amount of the Management Fee to which it was entitled under the Investment Advisory Agreement so that the fee received equaled 0.00% of the Fund’s average daily gross assets. The Management Fee amount shown in the table above is net of the Management Fee waiver of  $296. As of April 30, 2019, no Management Fees were payable to FS Multi-Alternative Advisor.

(2)
During the six month ended April 30, 2019, all of the accrued administrative services expenses related to third-party expenses.

Organization and Offering Costs
Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. Offering costs will primarily include marketing expenses, salaries and other direct expenses of FS Multi-Alternative Advisor’s and the Sub-Advisers’ personnel and employees of their affiliates while engaged in marketing the Shares. FS Investments, the Fund’s sponsor and an affiliate of FS Multi-Alternative Advisor, has agreed to assume the Fund’s organization and offering costs and will not seek reimbursement of such costs.
Capital Contributions by FS Investments
In May 2018, pursuant to a private placement, Michael C. Forman, a principal of FS Multi-Alternative Advisor, contributed $100 to purchase approximately 8,000 Class I common shares at $12.50 per share.
In September 2018, pursuant to private placements, FS Investments, the Fund’s sponsor and an affiliate of FS Multi-Alternative Advisor, purchased $31,320 of Class I Shares and $20 of each of Class A Shares, Class L Shares, Class M Shares and Class T Shares. In March 2019, April 2019 and June 2019, pursuant to private placements, FS Investments (or its affiliates) purchased $800 of Class I Shares, $40 of Class I Shares and $6,800 of Class A Shares, respectively. FS Investments has also agreed to purchase up to $2,400 in additional shares in the future. As of June 20, 2019, individuals and entities affiliated with FS Multi-Alternative Advisor held 3,120,290 Shares valued at approximately $39,775 based on the respective NAV per Share on such date. As a result, FS Investments and its affiliates may own a significant percentage of the Fund’s outstanding Shares for the foreseeable future. This ownership will fluctuate as investors subscribe for Shares in the Fund’s continuous public offering and any other offering the Fund may determine to conduct in the future, and as the Fund repurchases Shares pursuant to its quarterly repurchase offers. Depending on the size of this ownership at any given point in time, it is expected that FS Investments will, for the foreseeable future, either control the Fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of shareholders.
Expense Limitation Agreement
Pursuant to the expense limitation agreement (the “Expense Limitation Agreement”), dated as of September 12, 2018, by and between FS Multi-Alternative Advisor and the Fund, FS Multi-Alternative Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below)

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of shares (the “Expense Limitation”). The Expense Limitation may be adjusted for other classes of shares to account for class-specific expenses. In consideration of FS Multi-Alternative Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Multi-Alternative Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Multi-Alternative Advisor reimbursed or waived the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Multi-Alternative Advisor. The Expense Limitation Agreement may not be terminated by FS Multi-Alternative Advisor. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses, as described in the Expense Limitation Agreement. As described above, to the extent that any Sub-Adviser Expenses are “ordinary operating expenses,” such amounts are included in, and are not in addition to, the Expense Limitation.
Pursuant to the Letter Agreement, FS Multi-Alternative Advisor has agreed for the fiscal quarters ending January 31, 2019, April 30, 2019 and July 31, 2019 to, among other things, assume all of the Fund’s “ordinary operating expenses” (as defined above) (or to cause its affiliates to assume such expenses).
The specific amount of expenses waivable and/or payable by FS Multi-Alternative Advisor pursuant to the Expense Limitation Agreement, if any, is determined at the end of each fiscal quarter. The conditional obligation of the Fund to reimburse FS Multi-Alternative Advisor pursuant to the terms of the Expense Limitation Agreement shall survive the termination of such agreement for any reason.
During the six months ended April 30, 2019, the Fund accrued $326 of expense reimbursements that FS Investments has agreed to pay. Such amount may be subject to conditional reimbursement as described above.
Note 5. Distributions
During the six months ended April 30, 2019, the Fund declared and paid gross distributions in the amount of  $0.1640625 (as adjusted for the applicable share class expenses) per share in the total amount of $412. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.
Shareholders automatically participate in the DRP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. Under the DRP, the Fund’s cash distributions to shareholders are reinvested in full and fractional shares of the same class of shares of the Fund. To the extent that shareholders reinvest their cash distributions, the Fund will use the proceeds to purchase additional common shares of the Fund. As such, a portion of the cash distributions paid by the Fund may be reinvested in additional common shares of the Fund.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 5. Distributions (continued)

The following table reflects the sources of distributions on a tax basis that the Fund paid on its common shares during the six months ended April 30, 2019:
	Six Months Ended April 30, 2019 (Unaudited)
Source of Distribution	Distribution Amount	Percentage
Net investment income(1)	$412	100%
Short-term capital gains proceeds from the sale of assets	—	—
Return of capital	—	—
Total	$412	100%

(1)
The Fund’s net investment income on a tax basis for the six months ended April 30, 2019 was $1,187. The determination of the tax attributes of the Fund’s distributions is made annually as of the end of the calendar year based upon the Fund’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of the Fund’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

As of April 30, 2019, the components of accumulated earnings (loss) on a tax basis were as follows:
Distributable ordinary income	$799
Accumulated capital losses(1)	(16)
Net unrealized appreciation (depreciation)	81
Total	$864

(1)
Net capital losses may be carried forward indefinitely, and their character is retained as short-term or long-term. As of April 30, 2019, the Fund had short-term and long-term capital loss carryforwards available to offset future realized capital gains of  $11 and $5, respectively.

The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $36,796 as of April 30, 2019. Aggregate net unrealized appreciation (depreciation) on investments on a tax basis was $91, which was comprised of gross unrealized appreciation of  $606 and gross unrealized depreciation of $515, as of April 30, 2019.
Note 6. Financial Instruments
The Fund trades in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts, swap contracts and written options, among others, and involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Fund is subject to foreign currency exchange rate risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency exchange contracts and cross-currency swaps to gain or reduce exposure to foreign currencies and futures contracts and/or interest rate swaps to gain or reduce exposure to fluctuations in interest rates.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. These contracts help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market.
Each forward foreign currency exchange contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the consolidated statement of assets and liabilities. When a contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts contains the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that counterparties are unable to fulfill their obligations under the contracts. The Fund mitigates its counterparty risk by entering into forward foreign currency exchange contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
Cross-currency swaps are contracts in which cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then-current spot rate. Periodic payments are made between the parties based on benchmark rates plus a spread, if applicable, in the two currencies.
Each cross-currency swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of cross-currency swaps contains the risk that the value of a cross-currency swap changes unfavorably due to movements in the value of the referenced foreign currencies, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations.
A futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. The Fund invests in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge interest rate risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund takes long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk.
Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Cash deposited as initial margin receivable is shown as collateral held at the broker in the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as receivable (or payable) for variation margin on open futures in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

of the contract at the time it was opened and the notional amount at the time it was closed. Risks of entering into futures contracts include interest rate risk and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps are used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
Each interest rate swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the consolidated statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of interest rate swaps contains the risk that the value of an interest rate swap changes unfavorably due to movements in interest rates, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations. Counterparty risk is mitigated for cleared swaps by trading these instruments through a central counterparty.
The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns. The Fund may also purchase and write call and put options in an effort to manage risk and/or generate gains from options premiums.
The fair value of open derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) by risk exposure as of April 30, 2019 was as follows:
Fair Value
	Asset Derivative	Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$72(1)	$54(2)
Cross-currency swap contracts	$26(3)	—
Interest Rate Risk
Interest rate swap contracts	$4(3)	$2(4)
Futures contracts	—	$1(5)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on the Fund’s unaudited consolidated statement of assets and liabilities, and located as follows:
(1)
Unrealized appreciation on forward foreign currency exchange contracts.

(2)
Unrealized depreciation on forward foreign currency exchange contracts.

(3)
Unrealized appreciation on swap contracts.

(4)
Unrealized depreciation on swap contracts.

(5)
Payable for variation margin on futures contracts.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets or pledged by the Fund for liabilities as of April 30, 2019:
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Bank of America, N.A.	$10	—	—	—	$10
Goldman Sachs & Co. LLC	$4	$2	—	—	$2
JPMorgan Chase Bank, N.A.	$61	$8	—	—	$53
State Street Bank and Trust Company	$27	$4	—	—	$23
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Goldman Sachs & Co. LLC	$2	$2	—	—	—
JPMorgan Chase Bank, N.A.	$8	$8	—	—	—
State Street Bank and Trust Company	$46	$4	—	—	$42

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to the Fund.

(3)
Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Fund’s statement of operations by risk exposure for the six months ended April 30, 2019 was as follows:
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$ 55(1)	$(40)(2)
Cross-currency swap contracts	$ 32(3)	$24(4)
Interest Rate Risk
Interest rate swap contracts	$(56)(3)	$5(4)
Futures contracts	$(28)(5)	$1(6)

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s consolidated statement of operations and located as follows:
(1)
Net realized gain (loss) on forward foreign currency exchange contracts.

(2)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)
Net realized gain (loss) on swap contracts.

(4)
Net change in unrealized appreciation (depreciation) on swap contracts.

(5)
Net realized gain (loss) on futures contracts.

(6)
Net change in unrealized appreciation (depreciation) on futures contracts.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The average notional amounts of forward foreign currency exchange contracts, futures contracts, cross-currency swaps and interest rate swaps outstanding during the six months ended April 30, 2019, which are indicative of the volumes of these derivative types, were $4,640, $695, $4,296 and $556, respectively.
Note 7. Investment Portfolio
The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of April 30, 2019:
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Real Estate Funds	$6,475	$6,588	18%
Senior Secured Loans—First Lien	8,778	8,685	24%
Senior Secured Loans—Second Lien	1,800	1,787	5%
Senior Secured Bonds	5,615	5,604	15%
Unsecured Bonds	8,449	8,611	23%
CLO/Structured Credit	4,846	4,779	13%
Short-Term Investments	833	833	2%
Total	$36,796	$36,887	100%
Investments Sold Short	$(543)	$(564)

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 7. Investment Portfolio (continued)

The following is the strategy and liquidity terms of the investments that are measured at estimated NAV per share as a practical expedient. As of April 30, 2019, there were unfunded commitments of  $3,700.
Real Estate Funds	Investment Strategy	Fair Value	Redemption Notice Period for Quarterly Redemptions	Redemption Restrictions Terms
Brookfield Premier Real Estate Partners	Open-end core-plus fund that acquires a high-quality, diverse portfolio offering stable and predictable cash flows, targeting Class A office, multifamily, industrial and retail assets across the U.S. but predominantly situated in supply-constrained markets with the potential for long-term value appreciation.	$2,102	No later than 90 calendar days prior to the last day of the calendar quarter	New investors have their
capital locked up
through two years and a
quarter after the date the
limited partner’s units
were issued. No partial
redemption request will
be permitted if the
aggregate NAV of
the units to be redeemed
would be less than
				$100 million.
CBRE U.S. Core Partners, LP	Open-end core fund that purchases and operates high-quality, income-producing office, industrial, retail, and multifamily assets in select major U.S. metropolitan markets that exhibit strong growth demographics.	2,087	No later than 60 calendar days prior to the last day of the calendar quarter	No partial redemption request will be permitted if the aggregate NAV of the units to be redeemed would be less than $1 million.
Clarion Lion Properties Fund	Open-end core real estate fund with interests in a diversified portfolio of primarily institutional quality real estate assets and related investments located throughout the U.S. to provide a strong income return with potential for long-term capital appreciation.	2,096	No later than 90 calendar days prior to the last day of the calendar quarter	None.
RREEF Core Plus Industrial Fund	Open-end commingled fund seeking to invest in a geographically-diversified portfolio of industrial real estate across the US. The Fund consists predominantly of large-bay, single tenant, bulk distribution warehouses that provide stable cash flows and predictability, as well as a smaller exposure to smaller-bay, multi-tenant fulfillment properties and ground-up developments that provide value-add optionality and upside.	303	No later than 90 calendar days prior to the last day of the calendar quarter	New investors have their
capital locked up
through two years and a
quarter after the date the
limited partner’s units
were issued. No partial
redemption request will
be permitted if the
aggregate NAV of
the units to be redeemed
would be less than
				$100 million.
		$6,588

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 7. Investment Portfolio (continued)

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of April 30, 2019, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of April 30, 2019:
Industry classification	Fair Value	Percentage of Portfolio
Real Estate	$6,618	18%
USD CLO	2,707	7%
Media Entertainment	1,957	5%
EUR CLO	1,888	5%
Retailers	1,427	4%
Telecommunications	1,381	4%
Chemicals	1,272	3%
Oil & Gas	1,146	3%
Consumer Cyclical Services	1,113	3%
Municipal	1,097	3%
Technology	1,096	3%
Retail	954	3%
Healthcare	932	3%
Software	859	2%
Energy Midstream	799	2%
Oil & Gas Services	643	2%
Midstream	603	2%
Aerospace/Defense	579	2%
Pharmaceuticals	571	2%
Commercial Services	454	2%
Machinery—Construction & Mining	441	2%
Short-Term Investments	833	2%
Other	7,517	18%
Total	$36,887	100%
Purchases and sales of securities during the six months ended April 30, 2019, other than short-term securities and U.S. government obligations, were $21,818 and $14,131, respectively.
Note 8. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of April 30, 2019, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:
Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	—	$8,685	—	$8,685
Senior Secured Loans—Second Lien	—	1,787	—	1,787
Senior Secured Bonds	—	5,604	—	5,604
Unsecured Bonds	—	8,611	—	8,611
CLO/Structured Credit	—	4,779	—	4,779
Short-Term Investments	—	833	—	833
Subtotal	—	30,299	—	30,299
Real Estate Funds	—	—	—	6,588
Total Investments	—	30,299	—	36,887
Forward Foreign Currency Exchange Contracts	—	72	—	72
Interest Rate Swaps	—	4	—	4
Cross-Currency Swaps	—	26	—	26
Total Assets	—	$30,401	—	$36,989

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(54)	—	$(54)
Futures Contracts	(1)	—	—	(1)
Cross-Currency Swaps	—	(2)	—	(2)
Interest Rate Swaps	—	(2)	—	(2)
U.S. Treasury Sold Short	—	(564)	—	(564)
Total Liabilities	$(1)	$(622)	—	$(623)
The Fund’s investments consist primarily of debt securities that are traded on a private over-the-counter market for institutional investors. Except as described below, the Fund values its investments daily by using the mid-point of the prevailing bid and ask prices from dealers, which are provided by an independent third-party pricing service approved by the Board and screened for validity by such service. Investments and futures that are traded on an active public market are valued daily at their closing price. Forward foreign currency exchange contracts and swaps are valued at their quoted daily prices obtained from an independent third party. Debt investments where prices from dealers are not available are valued using broker quotes. Debt investments for which broker quotes are not available would be valued by an independent third-party valuation firm approved by the Board, which determines the fair value of such investments by considering, among other factors, the borrower’s ability to adequately service its debt, prevailing interest rates for like investments, expected cash flows, call features, anticipated prepayments and other relevant terms of the investments. In accordance with ASC 820, private real estate funds are measured at estimated NAV as a practical expedient and are not included in the fair value hierarchy.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

The Fund periodically benchmarks the bid and ask prices it receives from the independent third-party pricing service and/or dealers, as applicable, against the actual prices at which it purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsor, the Fund believes that these prices are reliable indicators of fair value. The Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Fund purchases and sells its investments. The Fund’s audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Fund’s valuation policy.
Note 9. Financing Arrangement
The following table presents summary information with respect to the Fund’s financing arrangement as of April 30, 2019:
Arrangement	Type of Arrangement	Rate	Amount Outstanding	Amount Available	Maturity Date
BNP Facility	Revolving Prime Brokerage	L+1.00%	$3,725	$6,246(1)	October 26, 2019(2)

(1)
The amount available under the BNP Facility is calculated based on the value of the pledged collateral, rather than BNP Paribas's commitment. As explained below, FS Multi Alternative Credit LLC may borrow amounts in excess of BNP Paribas's commitment, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for additional borrowings.

(2)
As described below, the BNP Facility generally is terminable upon 179 days’ notice by either party. As of April 30, 2019, neither the Fund nor BNP Paribas had provided notice of its intent to terminate the facility.

BNP Facility
On October 9, 2018, the Fund’s wholly owned subsidiary, FS Multi Alternative Credit LLC (“Alternative Credit”), entered into a committed facility arrangement (the “BNP Facility”) with BNP Paribas Prime Brokerage International, Ltd. (together with its affiliates “BNP Paribas”). The BNP Facility provides for borrowings on a committed basis up to a maximum amount equal to the average outstanding balance over the past ten business days or, if fewer, the number of business days since closing. The Fund may also borrow additional amounts on an uncommitted basis, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for such additional borrowings. Borrowings are available in U.S. Dollars (“USD”), Canadian Dollars (“CAD”), Euro (“EUR”), British Pounds (“GBP”), Swiss Francs (“CHF”), Australian Dollars (“AUD”), Japanese Yen (“JPY”), Swedish Krona (“SEK”), and Danish Krone (“DKK”). Borrowings under the BNP Facility accrue interest at a rate equal to the London Interbank Offered Rate (“LIBOR”) for a one-month interest period plus 1.00% per annum on USD borrowings, the Canadian Dollar Offered Rate (“CDOR”) for a one-month interest period plus 1.00% per annum on CAD borrowings, the British Pound Sterling London Interbank Offered Rate (“GBP LIBOR”) for a one-month interest period plus 1.00% per annum on GBP borrowings, the Swiss Franc London Interbank Offered Rate (“CHF LIBOR”) for a one-month interest period plus 1.00% per annum on CHF borrowings, the Bank Bill Swap Reference Rate (“BBSW”) for a one-month interest period plus 1.00% per annum on AUD borrowings, the Japanese Yen London Interbank Offered Rate (“JPY LIBOR”) for a one-month interest period plus 1.00% per annum on JPY borrowings, the Stockholm Interbank Offered Rate (“STIBOR”) for a one-month interest period plus 1.00% per annum on SEK borrowings, or the Copenhagen Interbank Offered Rate (“CIBOR”) for a one-month interest period plus 1.00% per annum on

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

DKK borrowings. Interest is payable monthly in arrears. Alternative Credit may terminate the facility upon 179 days’ notice. Absent a default or facility termination event (or the ratings decline described in the following sentence), BNP Paribas is required to provide Alternative Credit with 179 days’ notice prior to terminating or materially amending the BNP Facility. BNP Paribas has a cancellation right if BNP Paribas’ long-term credit rating declines three or more notches below its highest rating by any of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch IBCA, Inc. during the term of the BNP Facility. Upon any such termination, BNP Paribas is required to pay Alternative Credit a fee equal to 1.00% of the maximum amount of financing available on the termination date.
In connection with the BNP Facility, Alternative Credit has made certain representations and warranties and is required to comply with various covenants and reporting requirements customary for facilities of this type. The BNP Facility agreements contain the following events of default and termination events, among others: (a) the occurrence of a default or similar condition under certain third-party contracts of the Fund or Alternative Credit; (b) any change in BNP Paribas’ interpretation of applicable law that, in the reasonable opinion of counsel to BNP Paribas, has the effect of impeding or prohibiting the BNP Facility; (c) certain events of insolvency or bankruptcy by the Fund or Alternative Credit; (d) specified material reductions in the Fund or Alternative Credit’s NAV; (e) any change in the Fund’s fundamental or material investment policies; and (f) the termination of the Investment Advisory Agreement or if FS Multi-Alternative Advisor otherwise ceases to act as the Fund’s investment adviser and is not immediately replaced by an affiliate or other investment adviser acceptable to BNP Paribas.
The carrying amount outstanding under the BNP Facility approximates its fair value. For the six months ended April 30, 2019, the total interest expense for the BNP Facility was $40.
For the six months ended April 30, 2019, the cash paid for interest expense, average borrowings, effective interest rate and weighted average interest rate for the BNP Facility were as follows:
Cash paid for interest expense(1)	—
Average borrowings	$2,600
Effective interest rate on borrowings	3.48%
Weighted average interest rate	3.71%

(1)
Interest under the BNP Facility is payable monthly or may be capitalized on the principal balance as additional cash borrowing.

Under the terms of the BNP Facility, BNP Paribas has the ability to borrow a portion of the pledged collateral (collectively, the “rehypothecated securities”), subject to certain limits, in exchange for paying to Alternative Credit a fee equal to 70% of the difference between the fair market rate (as determined by BNP Paribas) and the overnight Fed Funds rate. Alternative Credit may, in its sole discretion for any valid business reason, designate any security within the pledged collateral as ineligible to be a rehypothecated security, provided there remain securities eligible to be rehypothecated within the segregated custody account in an amount equal to the outstanding borrowings owed by Alternative Credit to BNP Paribas. The Fund may recall any rehypothecated security at any time and BNP Paribas must return such security or an equivalent security within a commercially reasonable period. In the event BNP Paribas does not return the security, the Fund will have the right to, among other things, apply and set off an amount equal to 100% of the then-current fair market value of such rehypothecated securities against any outstanding borrowings owed to BNP Paribas under the facility. Rehypothecated securities are marked-to-market daily and if the value of all rehypothecated securities exceeds 100% of the outstanding borrowings owed by Alternative Credit under the BNP Facility, BNP Paribas may either reduce the amount of rehypothecated securities to eliminate such excess or deposit into the segregated custody account an amount of cash equal to such excess. Alternative Credit will continue to receive interest and the scheduled repayment of principal

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

balances on rehypothecated securities. For the six months ended April 30, 2019, Alternative Credit did not receive any fees from BNP Paribas for securities that had been rehypothecated pursuant to the BNP Facility. As of April 30, 2019, there were no securities rehypothecated by BNP Paribas.
Note 10. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Types of Investments and Related Risks” in the Fund’s prospectus and the Fund’s other filings with the SEC.
Credit Risk: The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.
Although the Fund may invest in investments that FS Multi-Alternative Advisor and the Sub-Advisers believe are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. Moreover, the Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
Non-U.S. Securities Risk: Investments in certain securities and other instruments of non-U.S. issuers or borrowers (“non-U.S. securities”), involve factors not typically associated with investing in the United States or other developed countries, including, but not limited to, risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. Certain non-U.S. markets may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. International trade barriers or economic sanctions against non-U.S. countries, organizations, entities and/or individuals may adversely affect the Fund’s non-U.S. holdings or exposures. Certain non-U.S. investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain non-U.S. investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. The risks of investments in emerging markets, including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the Fund’s common shares are not priced, NAV may change at times when common shares cannot be sold.
Foreign Currency Risk: Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.
REIT and Real Estate Risk: Investing in companies that invest in real estate exposes the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Real estate companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type. Real estate investment trusts (“REITs”) are financial vehicles that pool investor capital to purchase or finance real estate. Equity REITs invest primarily in direct ownership or lease of real property, and they derive most of their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Investing in equity REITs and other real estate investment vehicles, such as ETFs, index funds, closed-end funds, mutual funds and unregistered investment funds (together with REITs, “Real Estate Investment Vehicles”), involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.
Real Estate Investment Vehicles are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. When the Fund invests in Real Estate Investment Vehicles, it will bear its proportionate share of the costs of the Real Estate Investment Vehicles’ operations. Real Estate Investment Vehicles are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. Real Estate Investment Vehicles also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because Real Estate Investment Vehicles typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Derivatives Risk: The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic collateralized loan obligations, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.
Furthermore, the Fund’s ability to successfully use derivatives depends on FS Multi-Alternative Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.
Rule 144A Securities Risk: The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with certainty how the market for Rule 144A Securities will develop, the Board directs FS Multi-Alternative Advisor to carefully monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.
Note 11. Commitments and Contingencies
The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Multi-Alternative Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.
The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 11. Commitments and Contingencies (continued)

See Note 4 for a discussion of the Fund’s commitments to FS Multi-Alternative Advisor, the Sub-Advisers and their respective affiliates (including FS Investments).
Note 12. Subsequent Events
Société Générale Facility
On June 17, 2019, the Fund’s wholly owned subsidiary, FS Multi Private Credit LLC (“Private Credit”), entered into a revolving credit facility (the “SG Facility”), pursuant to a Credit Agreement with Société Générale as agent and lender. The SG Facility provides for borrowings on a committed basis in an aggregate principal amount up to $10,000, which amount may be increased from time to time upon mutual agreement by Société Générale, Private Credit and the Fund. Advances outstanding under the SG Facility bear interest at a rate equal to three-month LIBOR plus a spread of either (i) during the first nine months after the closing date, if certain minimum asset liquidity requirements are satisfied, 2.15% or (ii) otherwise, 2.25%. Private Credit also pays a commitment fee on undrawn amounts, calculated on a daily basis at 0.25% per annum (so long as at least 80% of the maximum commitment is drawn on such day) or otherwise 0.75% per annum. Interest and commitment fees under the SG Facility are payable quarterly in arrears. Any amounts borrowed under the SG Facility will mature, and all accrued and unpaid interest thereunder will be due and payable, on June 17, 2022.
In connection with the SG Facility, Private Credit has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The SG Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of Private Credit or the Fund; (iii) a “Change of Control” (as defined in the Société Générale Credit Agreement) of Private Credit; and (iv) a “Change of Management” (as defined in the Société Générale Credit Agreement) of the Fund. In addition, Private Credit is required to maintain a minimum advance rate and a minimum loan to value ratio. The Fund is required to maintain a minimum asset coverage ratio of at least 300%, and the Fund’s net asset value may not decline below certain percentage thresholds on a monthly or annual basis. Upon the occurrence and during the continuation of an event of default, Société Générale may declare the outstanding advances and all other obligations under the SG Facility immediately due and payable.
Private Credit’s obligations to Société Générale under the SG Facility are secured by a first-priority security interest in substantially all of the assets of Private Credit, including its portfolio of assets. In connection with the SG Facility, the Fund entered into a Guarantee agreement pursuant to which the Fund agreed to guaranty Private Credit’s obligations under the SG Facility.
The Fund incurred costs in connection with obtaining the SG Facility, which the Fund has recorded as deferred financing costs on its consolidated balance sheet and amortizes to interest expense over the life of the facility.

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.
Form N-Q Filings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.
Proxy Voting Policies and Procedures
The Fund has delegated its proxy voting responsibility to FS Multi-Alternative Advisor, the Fund’s investment adviser. In addition, FS Multi-Alternative Advisor has delegated the responsibilities of voting and administering proxies received by the Fund to KKR Credit, an investment sub-adviser to the Fund, and the GoldenTree Sub-Adviser, an investment sub-adviser to the Fund, with respect to the allocated portion of the Fund’s assets managed by each such sub-adviser. Shareholders may obtain a copy of the proxy voting policies and procedures of FS Multi-Alternative Advisor, KKR Credit and the GoldenTree Sub-Adviser upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.
Proxy Voting Record
After the initial filing to be made after June 30, 2019, information regarding how FS Multi-Alternative Advisor, KKR Credit and the GoldenTree Sub-Adviser voted proxies relating to the Fund’s portfolio securities during the most recent twelve-month period ended June 30 is available upon request and without charge by making a written request to the Fund’s Chief Compliance Officer at FS Multi-Alternative Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

www.fsinvestments.com	SAR19-ALT
© 2019 FS Investments	DFS JN19

Item 2.   Code of Ethics.
Not applicable to this semi-annual report on Form N-CSR.
Item 3.   Audit Committee Financial Expert.
Not applicable to this semi-annual report on Form N-CSR.
Item 4.   Principal Accountant Fees and Services.
Not applicable to this semi-annual report on Form N-CSR.
Item 5.   Audit Committee of Listed Registrants.
Not applicable to this semi-annual report on Form N-CSR.
Item 6.   Investments.
(a)
The Fund’s unaudited consolidated schedule of investments as of April 30, 2019 is included as part of the Semi-Annual Report included in Item 1 of this semi-annual report on Form N-CSR.

(b)
Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to this semi-annual report on Form N-CSR.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
(a)
Not applicable to this semi-annual report on Form N-CSR.

(b)
As of the date of filing of this semi-annual report on Form N-CSR, there has been no change in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Fund’s most recently filed annual report on Form N-CSR.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases were made by or on behalf of the Fund during the period covered by this semi-annual report on Form N-CSR.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Fund’s board of trustees during the period covered by this semi-annual report on Form N-CSR.
Item 11.   Controls and Procedures.
(a)
The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)
Not applicable to this semi-annual report on Form N-CSR.

(b)
Not applicable to this semi-annual report on Form N-CSR.

Item 13.   Exhibits.
(a)(1)	Not applicable to this semi-annual report on Form N-CSR.
(a)(2)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Multi-Alternative Income Fund
By: /s/ Michael C. Forman Michael C. Forman President and Chief Executive Officer Date: June 27, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Michael C. Forman President and Chief Executive Officer (Principal Executive Officer) Date: June 27, 2019
By: /s/ Edward T. Gallivan, Jr. Edward T. Gallivan, Jr. Chief Financial Officer (Principal Financial Officer) Date: June 27, 2019